General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule Of General And Administrative Expenses Abstract
Staff costs	$ 436,471	$ 351,155	$ 370,826
Audit fees	250,103	190,256	171,667
Travel expenses	167,819	192,020	45,056
Legal and professional fees	331,826	191,428	32,491
Insurance	96,013	13,624	2,131
Depreciation charge and amortization of right-of-use assets	104,340	64,688	50,834
Reversal of allowance of expected credit loss	(28,966)	6,937	44,765
Others	59,488	69,241	40,956
Total	$ 1,417,094	$ 1,079,349	$ 758,726